Finance costs and finance revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Finance revenues:
Interests on loans to associates, note 29(a)	$ 1,685		$ 4,164		$ 2,286
Interest on time deposits	1,050		358		419
Interests on third parties loans	813		489		492
Interests on tax claims	153		487		1,297
Income from financial instruments	0		743		0
Dividends income	0		589		500
Other finance revenues	43		0		0
Finance income before unrealized variation of fair value related to contingent consideration liability	3,744		6,830		4,994
Unrealized variation of the fair value related to contingent consideration liability (b)	1,773		0		6,032
Total finance revenues	5,517		6,830		11,026
Finance costs:
Interest on borrowings	27,052		18,668		17,875
Interest on loans	1,056		4,643		5,565
Banking expenses	552		319		366
Increase in debt issuance costs, note 16(g)	480		0		0
Tax on financial transactions	180		159		312
Interest on commercial obligations	5		496		120
Other finance costs	7	[1]	830	[1]	41
Finance costs before unrealized variation of fair value related to contingent consideration liability	29,332		25,115		24,279
Accrual of debt issuance costs, note 16(g)	909		0		0
Accrual of the present value for mine and exploration project closure, note 15(b)	4,382		4,116		3,293
Unrealized variation of the fair value related to contingent consideration liability (b)	0		2,349		0
Finance costs	$ 34,623		$ 31,580		$ 27,572

[1]	Primarily represents interest and interest on penalties on income and non-income tax contingencies related to SUNAT assessments for prior years in which the Company expects to obtain an unfavorable result.